Supplement to the current prospectus

MFS(R) Asset Allocation Funds
            MFS Aggressive Growth Allocation Fund
            MFS Conservative Allocation Fund
            MFS Growth Allocation Fund
            MFS Moderate Allocation Fund

Effective June 22, 2007, the following two paragraphs are added just before the paragraph that begins "MFS uses a bottom-up investment approach..." under the sub-section entitled "Risk Return Summary - Principal Investment Strategies":

On June 22, 2007, the MFS Strategic Growth Fund was reorganized into the MFS Core Growth Fund, and the MFS Intermediate Investment Grade Bond Fund was reorganized into the MFS Research Bond Fund.

As a result of these transactions, the MFS Asset Allocation Funds now own shares of the MFS Core Growth Fund and the MFS Research Bond Fund with total net asset values equal to the total net asset values of their shares of the MFS Strategic Growth Fund and the MFS Intermediate Investment Grade Bond Fund, respectively, at the time of the reorganizations.

Effective January 1, 2007, the sub-sections entitled "MFS New Discovery Fund", "MFS Mid Cap Growth Fund", "MFS Value Fund", "MFS Research International Fund", and "MFS Money Market Fund" under Appendix A entitled "Description of Underlying Funds" are hereby restated in their entirety as follows:

MFS NEW DISCOVERY FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS may also enter into short sales for the fund.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS MID CAP GROWTH FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers within the range of the Russell MidCap(R) Growth Index at the time of purchase. As of August 31, 2006, the range of the Russell MidCap(R) Growth Index was between $1.4 billion and $17.2 billion. Issuers whose market capitalizations fall outside this range after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund's assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS may also enter into short sales for the fund.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected based on fundamental and quantitative analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability.

MFS VALUE FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in equity securities.

MFS focuses on investing the fund's assets in the stock of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS RESEARCH INTERNATIONAL FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stock of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS may also invest the fund's assets in derivatives.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

MFS MONEY MARKET FUND

Investment Objective

The fund's investment objective is to seek a high level of current income consistent with preservation of capital and liquidity. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets in money market instruments and repurchase agreements.

MFS may invest the fund's assets in U.S. dollar-denominated foreign money market instruments.

In buying and selling investments for the fund, MFS complies with industry-standard regulatory requirements for money market funds regarding credit quality, diversification and maturity. MFS stresses maintaining a stable $1 share price, liquidity, and income.

Effective February 1, 2007, the sub-sections entitled "MFS Mid Cap Value Fund", "MFS Research Fund", and "MFS International New Discovery Fund", under Appendix A entitled "Description of Underlying Funds" are hereby restated in their entirety as follows:

MFS MID CAP VALUE FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers within the range of the Russell MidCap(R) Value Index at the time of purchase. As of September 30, 2006, the range of the Russell MidCap(R) Value Index was between $1.55 billion and $16.73 billion. Issuers whose market capitalizations fall outside this range after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund's assets primarily in equity securities.

MFS may invest the fund's assets in foreign securities.

MFS focuses on investing the fund's assets in the stock of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS may also invest the fund's assets in derivatives.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected based on fundamental and quantitative analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability.

MFS RESEARCH FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in equity securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stock of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.


MFS INTERNATIONAL NEW DISCOVERY FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.

MFS focuses on investing the fund's assets in the stock of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small to medium capitalizations.

MFS may also invest the fund's assets in derivatives.

MFS may also enter into short sales for the fund.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include earnings, price, cash flows, growth potential, and management ability. Quantitative analysis of these and other factors may also be considered.

Effective June 1, 2007, the sub-section entitled "MFS High Income Fund" under Appendix A entitled "Description of Underlying Funds" is hereby restated in its entirety as follows:

MFS HIGH INCOME FUND

Investment Objective

The fund's investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in high income debt instruments.

MFS may invest the fund's assets in other types of debt instruments.

MFS may invest up to 100% of the fund's assets in lower quality debt instruments.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument's credit quality, collateral characteristics, and indenture provisions, and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

Effective June 22, 2007, the sub-section entitled "MFS Intermediate Investment Grade Bond Fund" under Appendix A entitled "Description of Underlying Funds" is hereby deleted in its entirety.

Effective June 22, 2007, the sub-section entitled "MFS Strategic Growth Fund" under Appendix A entitled "Description of Underlying Funds" is hereby replaced in its entirety by the following:

MFS CORE GROWTH FUND

Investment Objective

The fund's investment objective is to seek capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in equity securities. MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS may also invest the fund's assets in derivatives.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

Effective July 1, 2007, the sub-section entitled "MFS Government Securities Fund" under Appendix A entitled "Description of Underlying Funds" is hereby restated in its entirety as follows:

MFS GOVERNMENT SECURITIES FUND

Investment Objective

The fund's investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in U. S. Government Securities.

MFS generally invests substantially all of the fund's assets in investment grade debt instruments.

MFS may invest the fund's assets in mortgage dollar rolls.

MFS may also invest the fund's assets in derivatives.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument's credit quality, collateral characteristics, and indenture provisions, and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

Effective September 1, 2007, the sub-sections entitled "MFS Limited Maturity Fund" and "MFS Research Bond Fund" under Appendix A entitled "Description of Underlying Funds" are hereby restated in their entirety as follows:

MFS LIMITED MATURITY FUND

Investment Objective

The fund's investment objective is to seek total return with an emphasis on current income, but also considering capital preservation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund's assets primarily in debt instruments.

MFS generally invests substantially all of the fund's assets in investment grade debt instruments.

The fund's dollar-weighted average life will normally not exceed five years. In determining an instrument's life for purposes of calculating the fund's average life, an estimate of the average time for its principal to be paid is used. This can be substantially shorter than its stated maturity.

MFS may invest the fund's assets in U.S. dollar-denominated foreign securities.

MFS may invest the fund's assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument's credit quality, collateral characteristics, and indenture provisions, and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

MFS RESEARCH BOND FUND

Investment Objective

The fund's investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. The fund's objective may be changed without shareholder approval.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in debt instruments.

MFS primarily invests the fund's assets in investment grade debt instruments, but may also invest in lower quality debt instruments.

MFS may invest the fund's assets in foreign securities.

MFS may invest the fund's assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by sectors of the debt market.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument's credit quality, collateral characteristics, and indenture provisions, and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

                The date of this supplement is September 1, 2007.